Stock Payable (Details Narrative) (USD $)	9 Months Ended		12 Months Ended		0 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Apr. 26, 2012
Stock issued during period, shares			48,733,764
Loss on stock issuance	$ 93,064	$ (48,200)	$ (109,600)	$ (262,500)
Common stock outstanding shares	424,887,581		62,676,958	33,752,315
Ironridge Global [Member]
Settlement amount as per agreement					284,917
Number of common stock shares entitled to receive by entity					1,000,000
Aggregate equal value of shares received by entity					332,748
Divided percentage for calculate aggregate value					70.00%
Minimum aggregate trading value					1,750,000
Maximum percentage to receive shares of common stock					9.99%
Stock issued during period, shares			17,800,000	5,357,150	97,150
Stock issued during period			234,200	354,103
Percentage of common stock shares issued represent of outstanding common stock after issuance					9.99%
Loss on stock issuance			109,600	316,602
Common stock outstanding shares					875,491
Remaining balance of the stock payable, shares	0	243,448	24,378,310	42,178,310
Remaining balance of stock payable	0	34,778,310	170,648	295,318
Minimum period for not to hold any common stock	180 days		180 days
Ironridge [Member]
Number of common stock subscribed during the period	24,378,310	7,400,000
Common stock settlement amount	170,648	21,000
Loss on stock issuance	$ 93,097	$ 48,100